Securities Act Registration No. 333-100507

Investment Company Act Registration No. 811-21233

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No. __	☐
Post-Effective Amendment No. 10	☒
And/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 11	☒

PARADIGM FUNDS

(Exact Name of Registrant as Specified in Charter)

Nine Elk Street Albany, New York (Address of Principal Executive Offices)	12207 (Zip Code)

Registrant’s Telephone Number, including Area Code:  (518) 431-3500

Robert A. Benton
Paradigm Funds
Nine Elk Street
Albany, New York 12207

(Name and Address of Agent for Service)

Copies to:

Donald S. Mendelsohn
Thompson Hine LLP
312 Walnut Street, 14th Floor
Cincinnati, Ohio 45202-4089

It is proposed that this filing will become effective (check appropriate box)

☐

immediately upon filing pursuant to paragraph (b)

☐

on (date) pursuant to paragraph (b)

☒

60 days after filing pursuant to paragraph (a)(1)

☐

on (date) pursuant to paragraph (a)(1)

☐

75 days after filing pursuant to paragraph (a)(2)

☐

on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒

this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Paradigm Funds

Paradigm Intrinsic Value Fund

Paradigm Small Cap Growth Fund

For Investors Seeking Long-Term Capital Appreciation

Prospectus

January 1, 2008

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these securities, nor has the Commission determined that this Prospectus is complete or accurate. Any representation to the contrary is a criminal offense.

Paradigm Funds

NINE ELK STREET

ALBANY, NY  12207-1002

1-800-239-0732

www.paradigm-funds.com

Table of Contents

The Funds

4

The Goals, Principal Investments and Policies of the Funds

4

The Investment Selection Process Used by the Funds

5

The Principal Risks of Investing in the Funds

6

Who Should Invest

7

Performance History

7

Costs of Investing in the Funds

8

Expense Examples

8

Additional Investment Strategies and Risk Considerations

9

Who Manages the Funds

11

The Investment Advisor

11

How to Buy and Sell Shares

12

Pricing of Fund Shares

12

Customer Identification Program

13

Investing in the Funds

13

Minimum Investments

14

Market Timing

14

Types of Account Ownership

15

Instructions For Opening and Adding to an Account.

16

Telephone and Wire Transactions

17

Tax-Deferred Plans

17

Types of Tax-Deferred Accounts

18

Automatic Investment Plans

18

Instructions For Selling Fund Shares

19

Additional Redemption Information

20

Shareholder Communications

22

Dividends and Distributions.

22

Taxes

23

Privacy Policy

24

Fund Service Providers

25

Where to go for Information

27

Prospectus 2

Your Guide

to the Prospectus

This Prospectus is designed to help you make an informed decision about whether investing in the Paradigm Funds is appropriate for you.  Please read it carefully before investing and keep it on file for future reference.  To make this Prospectus easy for you to read and understand, we have divided it into three sections: The Funds, Who Manages the Funds and How to Buy and Sell Shares.  Each section is organized to help you quickly identify the information that you are looking for.  The first section, The Funds, tells you four important things about the Funds that you should know before you invest:

•

Each Fund’s investment objective – what each Fund is trying to achieve.

•

The principal investment strategies of each Fund – how each Fund tries to meet its investment objective.

•

Each Fund’s method of selecting investments – how each Fund chooses its primary investments.

•

Risks you should be aware of – the principal risks of investing in each Fund.

The other sections of the Prospectus – Who Manages the Funds and How to Buy and Sell Shares – provide you with information about the Funds’ management, the services and privileges available to you, how we price shares of the Funds and how to buy and sell shares of the Funds.

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The Funds

Paradigm Funds

The Goals, Principal Investments and Policies of the Funds

The Intrinsic Value Fund

•

The Intrinsic Value Fund seeks long-term capital appreciation.

•

The Fund invests primarily in the common stocks, preferred stocks, warrants, and securities convertible into common stock of small, mid or large capitalization companies that the Advisor believes have the potential for capital appreciation.

The Small Cap Growth Fund

•

The Small Cap Growth Fund seeks long-term capital appreciation.

•

The Fund invests primarily in the common stocks, preferred stocks, warrants, and securities convertible into common stock of small-capitalization companies ($3.5 billion or less) that the Advisor believes have the potential for capital appreciation.  Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of small capitalization companies, as defined above.  The Fund will notify you in writing at least 60 days before making any changes to this policy.

Other Investment Policies of the Funds

•

When investment opportunities are limited, a Fund may hold cash or cash-equivalents and invest without limit in obligations of the U.S. Government and its agencies, money market funds and money market securities, including high-grade

[Side panel: PARADIGM FUNDS ADVISOR LLC is the Funds’ investment advisor (“Advisor”).]

[Side panel: EACH FUND’S daily share price can be found at the Paradigm Funds website at www.paradigm-funds.com or by calling 1-800-239-0732.]

[Side panel: EACH FUND’S OBJECTIVE may be changed by the Board of Trustees without shareholder approval. You will receive advance written notice of any material changes to your Fund’s objective. If there is a material change, you should consider whether the Fund remains an appropriate investment for you.]

[Side panel: MARKET CAPITALIZATION is the most commonly used measure of the size and value of a company. A company’s market capitalization is computed by multiplying the current share price by the total number of shares outstanding.]

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commercial paper, certificates of deposit, repurchase agreements and short-term debt securities.   Under these circumstances, the Funds may not participate in stock market advances or declines to the same extent it would had it remained more fully invested in common stocks.

The Investment Selection Process Used by the Funds

Paradigm Funds Advisor LLC, the Funds’ investment advisor, invests in companies that the Advisor believes have potential for capital appreciation.  The Advisor believes that inefficiencies exist in equity markets and uses these inefficiencies to select securities for the Funds.

The Intrinsic Value Fund

The Advisor focuses investments in what it believes are high quality businesses selling for substantial discounts to fundamental net worth (or "intrinsic value").  The Advisor typically considers a company to be "high quality" if it has most of the following characteristics: strong free cash flow; substantial operating margins; high returns on invested capital; modest leverage; growing revenues and earnings; and honest and competent management.  Typically, the Advisor’s core investments tend to be mature businesses with stable cash flows.  Often, the investments have modest revenue growth, but use incremental margin improvements to generate higher earnings and cash flow, while reinvesting the excess cash back into the company, either operationally, or through share repurchases and acquisitions.

The Small Cap Growth Fund

The Advisor seeks to invest in under-followed companies that exhibit sustainable competitive advantages and strong management teams.   The Advisor searches for businesses with sustainable competitive advantages such as brand/product recognition, operations in an industry with high barriers to entry, and technological leadership.  The Advisor seeks to identify high-growth companies early in the growth cycle. The process is based on a combination of fundamental analysis and industry research.

[Side panel: MUTUAL FUNDS GENERALLY emphasize either “growth” or “value” styles of investing. Growth funds invest in companies that exhibit faster-than-average growth in revenues and earnings. Value funds invest in companies that appear underpriced according to certain financial measurements of their worth or business prospects.  The Intrinsic Value Fund emphasizes a “value” style and the Small Cap Growth Fund emphasizes a “growth” style.]

[Side panel: QUANTITATIVE AND QUALITATIVE RESEARCH:  Quantitative research is used to measure value by analyzing certain metrics, such as price earnings multiples, price to cash flow, price to book ratios or price to revenue.  Qualitative measurements include analyzing business models, competitive advantages, corporate activity, and management decisions.  The Advisor uses both quantitative and qualitative analysis for the investment selection process of the Funds.]

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Management contact is a key part of the the Advisors investment selection process, as the Advisor believes experienced management teams are key to driving growth in small enterprises.  The Advisor constructs independent growth forecast and models to identify accelerating earnings growth potential that may not be recognized by the market.

The Principal Risks of Investing in the Funds

Risks of Small and Mid Capitalization Companies

The Funds invest in the stocks of small and mid capitalization companies, which may subject the Funds to additional risks.  The earnings and prospects of these companies are generally more volatile than larger companies.  Small and mid capitalization companies may experience higher failure rates than do larger companies.  The trading volume of securities of small and mid capitalization companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.  Small and mid capitalization companies may have limited markets, product lines or financial resources and may lack management experience.  The Small Cap Growth Fund will generally be in smaller companies than the Intrinsic Value Fund, and therefore may be subject to more risks.

Risks in General

Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets of each of the Fund’s investments.  There is the risk that these and other factors may adversely affect each Fund’s performance.  You could lose money investing in the Funds.  You should consider your own investment goals, time horizon, and risk tolerance before investing in the Funds.  An investment in either Fund may not be appropriate for all investors and is not intended to be a complete investment program.

Risks of Investing in Common Stocks

Each Fund invests in common stocks, which subjects each Fund and its shareholders to the risks associated with common stock investing.  These risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Funds invest may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.  Many factors affect the performance of companies that each Fund invests in, including the strength of its management or the demand for its product or services.  You should be aware that the value of a company's share price may decline as a result of poor decisions made by management or lower demand for the company's products or services.  In addition, a company's share price may also decline if its earnings or revenues fall short of expectations.

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There are overall stock market risks that may also affect the value of the Funds.  Over time, the stock market tends to move in cycles, with periods when stock prices rise generally and periods when stock prices decline generally.  In general, the value of a Fund’s investments may increase or decrease more than the stock market.

Sector Risk

Sector risk is the possibility that stocks within the same group of industries will decline in price due to sector-specific market or economic developments.  If the Advisor invests a significant portion of its assets in a particular sector, the Funds are subject to the risk that companies in the same sector are likely to react similarly to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that market segment.  The sectors in which a Fund may be overweighted will vary.

Investment Management Risk

The Advisor's strategy may fail to produce the intended results.  Although the Funds’ Advisor has experience managing mutual funds and similar pooled investments, the Funds have no operating history.

Who Should Invest

The Intrinsic Value Fund may be suitable for you if:

•

You are seeking long-term growth of capital – an investment horizon of at least five years.

•

You can tolerate risks associated with common stock investments.

•

You are not looking for current income.

The Small Cap Growth Fund may be suitable for you if:

•

You are seeking long-term growth of capital – an investment horizon of at least five years.

•

You can tolerate risks associated with common stock investments.

•

You are not looking for current income.

•

You are seeking a fund that emphasizes investments in small capitalization companies.

Performance History

Although past performance in a fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risk of investing in a fund because it demonstrates how its returns have varied over time.  There is no performance information for the Intrinsic Value Fund or the Small Cap Growth Fund since the Funds have not completed one full calendar year of operations as of the date of this prospectus.

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Costs of Investing in the Funds

The following table estimates the expenses and fees that you may pay if you buy and hold shares of the Funds.  Annual fund operating expenses are paid out of the assets of each Fund, so their effect is already included in each Fund’s daily share price.

[Side panel:  The Funds are no-load funds, which means you do not pay any fees when you buy or sell shares of a Fund. As a result, all of your investment goes to work for you.]

Shareholder Fees

Intrinsic

    Small Cap

Value Fund

Growth Fund

(fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases

0.00%

      0.00%

Deferred Sales Charge (Load)

0.00%

      0.00%

Sales Charge (Load) Imposed

0.00%

      0.00%

on Reinvested Dividends

Wire Redemption Fee

  $20.00

        $20.00

IRA Custodian Fee (using the Fund’s custodian)

$8.00

      $8.00

REDEMPTION FEES (as a percentage of the

2.00%

      2.00%

amount redeemed) On shares sold after holding

them for 90 days or less.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

Management Fees(1)

1.25%

      1.50%

12b-1 Distribution Fees

0.00%

      0.00%

Acquired Fund Fees and Expenses(2)

0.03%

      0.03%

Total Annual Fund Operating Expenses

1.28%

      1.53%

Expense Examples

The following example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same each year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year

Three Years

Your costs:

Paradigm Intrinsic Value Fund

$130

$406

Paradigm Small Cap Growth Fund

$156

$483

(1)The Advisor pays all operating expenses of the Funds, with the exception of taxes, borrowing expenses (such as (a) interest and (b) dividend expenses on securities sold short), brokerage commissions, extraordinary expenses and any indirect expenses, such as expenses incurred by other investment companies in which the Fund invests.

(2)The Annual Fund Operating Expenses in this fee table will not correlate to the expense ratio in the Funds’ financial statements because the financial statements include only the direct operating expenses incurred by each Fund, not the indirect costs of investing in Acquired Funds.  Excluding the indirect costs of investing in Acquired Funds, Total Annual Fund Operating Expenses would be 1.25% for the Intrinsic Value Fund and 1.50% for the Small Cap Growth Fund.   Acquired Fund Fees and Expenses are based on estimated amounts for the Funds.

Prospectus 8

Additional Investment Strategies and Risk Considerations

General

Each Fund invests primarily in common stocks and similar securities, including preferred stocks, warrants, securities convertible into common stock and securities purchased on a when-issued basis.

Portfolio Turnover

Each Fund generally purchases securities for long-term investment although, to a limited extent, a Fund may purchase securities in anticipation of relatively short-term price gains.  Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates, or by reason of economic or other developments not foreseen at the time of the investment decision. The Funds may also sell one security and simultaneously purchase the same or comparable security to take advantage of short-term differentials in securities prices. Changes are made in each Fund's portfolio whenever the Advisor believes such changes are desirable.  Portfolio turnover rates are generally not a factor in making buy and sell decisions.  Increased portfolio turnover may cause a Fund to incur higher brokerage costs, which may adversely affect the Fund's performance, and may produce increased taxable distributions.

Special Situations

The Intrinsic Value Fund may also make special situation investments. The Advisor defines "special situations" as companies experiencing a transformational corporate event, such as a merger or acquisition; that are engaged in a restructuring or turnaround; or companies that the Advisor believes have substantially undervalued or unrecognized assets.  This may include the securities of companies that have filed, or may file, for bankruptcy.  Special situations investing subjects the Intrinsic Value Fund to additional risks associated with such transformational corporate events.  Special situation investing is subject to the risk that a company’s undervalued or unrecognized assets may never be fully realized by the market or that a company judged by the Advisor to be undervalued may actually be appropriately priced.

Bond Risk

The Funds may also invest in bonds and other debt securities.  Bonds are subject to the risk that their issuer may not be able to repay the principal and interest when due.  Generally, when interest rates increase, the value of bonds decrease.  Bonds with longer maturities may lose more value due to interest rate increases than bonds with shorter maturities.  Each Fund's investments may include high yield bonds.  High yield bonds include convertible and non-convertible debt securities rated BBB or lower by Standard & Poor's Corporation, a division of The McGraw-Hill Companies, or Ba or

Prospectus 9

 lower by Moody's Investor Services, Inc., as well as securities that are not rated but are considered by the investment adviser to be of similar quality.  High yield securities are commonly called "junk bonds." The Funds’ investments in junk bonds entails a greater risk than an investment in higher-rated securities.  High yield securities are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation.  The market for high yield securities is generally less active than the market for higher quality securities.  This may limit the ability of a Fund to sell high yield securities at the price at which they are being valued for purposes of calculating net asset value.  Although junk bonds typically pay interest at higher rates than investment-grade bonds, there is a greater likelihood that the company issuing the junk bond will default on interest and principal payments.

Portfolio Holdings Disclosure

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ Statement of Additional Information ("SAI").

Prospectus 10

Who Manages the Funds

The Investment Advisor

Paradigm Funds Advisor LLC is the investment advisor of the Funds and has responsibility for the management of the Funds' affairs, under the supervision of the Funds' Board of Trustees.  On December 16, 2005, Paradigm Funds Advisor LLC (the "Advisor") was organized to assume the obligations of Paradigm Capital Management, Inc.'s mutual fund management business.  The Advisor has been managing mutual funds since that time.  Paradigm Capital Management, Inc. was organized in 1994 and has been managing investment accounts and money since that time. Paradigm Capital Management, Inc. serves as investment adviser to individuals, trusts, retirement plans, non-profit organizations, and limited partnerships. Paradigm Capital Management, Inc. was formed to assume the investment advisory business of C.L. King & Associates, Inc., a registered broker/dealer. C.L. King & Associates was founded in 1972 and became a registered investment advisor in 1984. The Advisor, Paradigm Capital Management, Inc. and C.L. King & Associates, Inc. are affiliated companies through common ownership and shared resources. The address of the Advisor is Nine Elk Street, Albany, NY 12207.

The Advisor manages the investment portfolios of the Funds, subject to policies adopted by the Funds’ Board of Trustees.  Under the Management Agreement, the Advisor pays all operating expenses of the Funds, with the exception of taxes, borrowing expenses (such as (a) interest and (b) dividend expenses on securities sold short), brokerage commissions, extraordinary expenses and any indirect expenses, such as expenses incurred by other investment companies in which the Funds invest.  For its services the Advisor receives an investment management fee equal to 1.25% of the average daily net assets of the Intrinsic Value Fund and 1.50% of the average daily net assets of the Small Cap Growth Fund.

A discussion regarding the basis for the Board of Trustees’ approval of the Management Agreements between the Intrinsic Value Fund and the Small Cap Growth Fund and the Advisor will be available in the Semi-Annual Report to Shareholders for the period ending June 30, 2008.

The Advisor (not the Funds) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

Prospectus 11

The Portfolio Managers

Jonathan S. Vyorst, Senior Vice President, serves as the Portfolio Manager of the Intrinsic Value Fund.  Walter T. Prendergast serves as Portfolio Manager of the Small Cap Growth Fund.  Mr. Vyorst joined the Advisor in 2007 as a Portfolio Manager.  He previously served as Managing Director and Portfolio Manager at William D. Witter Inc. (2006-2007) and as Vice President at Allianz Private Client Services (2001-2005).  Mr. Prendergast joined the Advisor in 2007 as a Portfolio Manager.  He is also the President, Director and Portfolio Manager for Paradigm Capital Management Growth Advisors, Inc. (2007-current) and a Portfolio Manager for Paradigm Capital Management, Inc. (2007-current).  He previously served as Managing Director and Portfolio Manager for William D. Witter Inc. LLC (2003-2007) and a Managing Director, and Portfolio Manager for Weiss, Peck and Greer Investments LLC (1996-2003).  The Funds' SAI provides information about each portfolio manager's compensation, other accounts managed by the portfolio manager and the manager's ownership of Fund shares.

How to Buy and Sell Shares

Pricing of Fund Shares

The price you pay for a share of a Fund, and the price you receive upon selling or redeeming a share of a Fund, is called the Fund’s net asset value (“NAV”).  The NAV is calculated by taking the total value of a Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent:

       Net Asset Value =  Total Assets - Liabilities / Number of Shares Outstanding

The NAV is generally calculated as of the close of trading on the New York Stock Exchange (normally 4:00 p.m.  Eastern time) every day the Exchange is open.  All purchases, redemptions or reinvestments of Fund shares will be priced at the next NAV calculated after your order is received in proper form by the Funds’ Transfer Agent, Mutual Shareholder Services.  Your order must be placed with the Transfer Agent prior to the close of the trading of the New York Stock Exchange in order to be confirmed for that day’s NAV.  Each Fund's assets are generally valued at their market value.  If market prices are not available or, in the Advisor's opinion, market prices do not reflect fair value, or if an event occurs after the close of trading (but prior to the time the NAV is calculated) that materially affects fair value, the Advisor may value the Fund's assets at their fair value according to policies approved by the Fund's Board of Trustees.  For

Prospectus 12

example, if trading in a portfolio security is halted and does not resume before the Fund calculates its NAV, the Advisor may need to price the security using the Fund's fair value pricing guidelines.  Without a fair value price, short term traders could take advantage of the arbitrage opportunity and dilute the NAV of long term investors.  Fair valuation of a Fund's portfolio securities can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund's NAV by short term traders.  The Funds may use pricing services to determine market value.

Customer Identification Program

IMPORTANT INFORMATION ABOUT

PROCEDURES FOR OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.  This means that, when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you.  We may also ask for identifying documents, and may take additional steps to verify your identity.  We may not be able to open an account or complete a transaction for you until we are able to verify your identity.

Investing in the Funds

You may purchase shares directly through the Funds’ Transfer Agent or through a brokerage firm or other financial institution that has agreed to sell the Funds’ shares.  If you are investing directly in the Funds for the first time, you will need to establish an account by completing a Shareholder Account Application (To establish an IRA, complete an IRA Application).  To request an application, call toll-free 1-800-239-0732. Your initial investment minimum can be found in the table below.  The Funds reserve the right to change the amount of these minimums from time to time or to waive them in whole or in part for certain accounts.  Investment minimums may be higher or lower to investors purchasing shares through a brokerage firm or other financial institution.

[Side panel: INVESTMENTS MADE THROUGH BROKERAGE FIRMS OR OTHER FINANCIAL INSTITUTIONS:  If you invest through a brokerage firm or other financial institution, the policies and fees may be different than those described here. Financial advisors, financial supermarkets, brokerage firms, and other financial institutions may charge transaction and other fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your financial institution if you have any questions. Your financial institution is responsible for transmitting your order in a timely manner.]

Prospectus 13

Minimum Investments

Initial

Additional

Regular Account

$10,000

$100

Automatic Investment Plan

$2,500

  $100

*

IRA Account

$1,000

$100

*An Automatic Investment Plan requires a $100 minimum automatic monthly or quarterly investment.

All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.  No cash, money orders, travelers checks, credit cards, credit card checks, third party checks or other checks deemed to be high-risk checks will be accepted.  A $20 fee will be charged against your account for any payment check returned to the Transfer Agent or for any incomplete electronic fund transfer, or for insufficient funds, stop payment, closed account or other reasons.  If a check does not clear your bank or the Funds are unable to debit your predesignated bank account on the day of purchase, the Funds reserve the right to cancel the purchase.  If your purchase is canceled, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of a decline in the value of the canceled purchase.  The Funds (or Funds’ agent) have the authority to redeem shares in your account(s) to cover any losses due to fluctuations in share price.  Any profit on such cancellation will accrue to the Funds.  Your investment in the Funds should be intended to serve as a long-term investment vehicle.  The Funds are not designed to provide you with a means of speculating on the short-term fluctuations in the stock market.  The Funds reserve the right to reject any purchase request that they regard as disruptive to the efficient management of the Funds, which includes investors with a history of excessive trading.  The Funds also reserve the right to stop offering shares at any time.

Market Timing

The Funds discourage market timing.  Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short term market movements. Market timing may result in dilution of the value of the Funds’ shares held by long-term shareholders, disrupt portfolio management and increase the Funds’ expenses for all shareholders.  For example, the Funds invest in smaller capitalization companies.  Because the securities of these companies may be infrequently traded, investors may seek to trade shares of the Funds in an effort to benefit from their understanding of the value of these securities (referred to as price arbitrage).  Such frequent trading may interfere with efficient management of the Funds' portfolios to a greater degree than it would with funds that invest in highly liquid securities.  This is because the Funds may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests.  To discourage large and frequent short-term trades by investors, and to compensate the Funds for

Prospectus 14

costs that may be incurred by such trades, the Funds impose a redemption fee of 2.00% of the total redemption amount (calculated at market value) if you sell or exchange your shares after holding them for 90 days or less. The redemption fee is paid directly to the Funds and is designed to offset brokerage commissions, market impact, or other costs that may be associated with short-term trading.  The Board of Trustees has adopted a policy directing the Funds to reject any purchase order with respect to one investor, a related group of investors or their agent(s), where it detects a pattern of purchases and sales of the Funds that indicates market timing or trading that it determines is abusive.  This policy applies to all the Funds shareholders.  While the Funds attempt to deter market timing, there is no assurance that the Funds will be able to identify and eliminate all market timers.  For example, certain accounts called "omnibus accounts" include multiple shareholders.  Omnibus accounts typically provide the Funds with a net purchase or redemption request on any given day where purchasers of the Funds’ shares and redeemers of the Funds’ shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Funds.  The netting effect often makes it more difficult for the Funds to detect market timing, and there can be no assurance that the Funds will be able to do so.

Types of Account Ownership

You can establish the following types of accounts by completing a Shareholder Account Application:

•

Individual or Joint Ownership

Individual accounts are owned by one person.  Joint accounts have two or more owners.

•

A Gift or Transfer to Minor (UGMA or UTMA) A UGMA/UTMA account is a custodial account managed for the benefit of a minor.  To open an UGMA or UTMA account, you must include the minor’s social security number on the application.

•

Trust

An established trust can open an account.  The names of each trustee, the name of the trust and the date of the trust agreement must be included on the application.

•

Business Accounts

Corporation and partnerships may also open an account.  The application must be signed by an authorized officer of the corporation or a general partner of a partnership.

•

IRA Accounts

See “Tax-Deferred Plans” on page 17.

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Instructions For Opening and Adding to an Account

TO OPEN AN ACCOUNT

By Mail

Complete and sign the Shareholder Application or an IRA Application.

Make your check payable to Paradigm Funds

• For IRA accounts, please specify the year for which the contribution is made.

Mail the application and check to:

Paradigm Funds

c/o Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

By overnight courier, send to:

Paradigm Funds

c/o Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

TO ADD TO AN ACCOUNT

By Mail

Complete the investment slip that is included with your account statement, and write your account number on your check.  If you no longer have your investment slip, please reference your name, account number, and address on your check.

Mail the slip and the check to:

Paradigm Funds

c/o Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

TO OPEN AN ACCOUNT By Wire Call 1-877-59-FUNDS for instructions prior to wiring funds.	TO ADD TO AN ACCOUNT By Wire Send your investment to US Bank N.A. Call 1-877-59-FUNDS for instructions prior to wiring funds.

Prospectus 16

Telephone and Wire Transactions

With respect to all transactions made by telephone, the Funds and the Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine.  Such procedures may include, among others, requiring some form of personal identification prior to acting upon telephone instructions, providing written confirmation of all such transactions, and/or tape recording all telephone instructions.  If reasonable procedures are followed, then neither the Funds nor the Transfer Agent will be liable for any loss, cost, or expense for acting upon an investor's telephone instructions or for any unauthorized telephone redemption.  In any instance where the Funds’ Transfer Agent is not reasonably satisfied that instructions received by telephone are genuine, neither the Funds nor the Transfer Agent shall be liable for any losses which may occur because of delay in implementing a transaction.

If you purchase your initial shares by wire, the Transfer Agent first must have received a completed account application and issued an account number to you.  The account number must be included in the wiring instructions.  The Transfer Agent must receive your account application to establish shareholder privileges and to verify your account information.  Payment of redemption proceeds may be delayed and taxes may be withheld unless the Funds receive a properly completed and executed account application.

Shares purchased by wire will be purchased at the NAV next determined after the Transfer Agent receives your wired funds and all required information is provided in the wire instructions.  If wired funds are received by the Transfer Agent no later than 4:00 p.m.  Eastern time, then the shares purchased will be priced at the NAV determined on that business day.  If the wire is not received by 4:00 p.m.  Eastern time, the purchase will be effective at the NAV next calculated after receipt of the wire.

Tax-Deferred Plans

If you are eligible, you may set up one or more tax-deferred accounts.  A tax-deferred account allows you to shelter your investment income and capital gains from current income taxes.  A contribution to certain of these plans may also be tax deductible.  Tax-deferred accounts include retirement plans described below.  Distributions from these plans are generally subject to an additional tax if withdrawn prior to age 59 1/2 or used for a nonqualifying purpose.  Investors should consult their tax advisor or legal counsel before selecting a tax-deferred account.

US Bank, N.A., serves as the custodian for the tax-deferred accounts offered by the Funds.  You will be charged an annual account maintenance fee of $8 for each tax-deferred account you have with the Funds.  You may pay the fee by check or have it automatically deducted from your account (usually in December).  The custodian reserves the right to change the amount of the fee or to waive it in whole or part for certain types of accounts.

Prospectus 17

Types of Tax-Deferred Accounts

•

Traditional IRA

In an individual retirement account, your contribution may or may not be deductible depending on your circumstances.  Assets can grow tax-deferred and distributions are taxable as income.

•

Roth IRA

An IRA with non-deductible contributions, tax-free growth of assets, and tax-free distributions for qualified distributions.

•

Spousal IRA

An IRA funded by a working spouse in the name of a non-earning spouse.

•

SEP-IRA

An individual retirement account funded by employer contributions.  Your assets grow tax-deferred and distributions are taxable as income.

•

Keogh or Profit Sharing Plans

These plans allow corporations, partnerships and individuals who are self-employed to make tax-deductible contributions.

•

403(b) Plans

An arrangement that allows employers of charitable or educational organizations to make voluntary salary reduction contributions to a tax-deferred account.

•

401(k) Plans

Allows employees of corporations of all sizes to contribute a percentage of their wages on a tax-deferred basis.  These accounts need to be established by the trustee of the plan.

Automatic Investment Plans

By completing the Automatic Investment Plan section of the account application, you may make automatic monthly or quarterly investments ($100 minimum per purchase) in the Funds from your bank or savings account.  Your initial investment minimum is $2,500 if you select this option.  Shares of the Funds may also be purchased through direct deposit plans offered by certain employers and government agencies.  These plans enable a shareholder to have all or a portion of their payroll or Social Security checks transferred automatically to purchase shares of the Funds.

Prospectus 18

FOR INVESTING

Automatic Investment Plan

Payroll Direct Deposit Plan

For making automatic investments

For making automatic investments from

from a designated bank account.

your payroll check.

Dividend Reinvestment

All income dividends and capital gains distributions will be automatically reinvested in shares of the applicable Fund unless you indicate otherwise on the account application or in writing.

Instructions For Selling Fund Shares

You may sell all or part of your shares on any day that the New York Stock Exchange is open for trading.  Your shares will be sold at the next NAV per share calculated after your order is received in proper form by the Transfer Agent.  The proceeds of your sale may be more or less than the purchase price of your shares, depending on the market value of a Fund’s securities at the time of your sale.  Your order will be processed promptly and you will generally receive the proceeds within seven days after receiving your properly completed request.  The Funds will not mail any proceeds unless your investment check has cleared the bank, which may take up to fifteen calendar days.  This procedure is intended to protect each Fund and its shareholders from loss.  If the dollar or share amount requested is greater than the current value of your account, your entire account balance will be redeemed.  If you choose to redeem your account in full, any automatic services currently in effect for the account will be terminated unless you indicate otherwise in writing.

TO SELL SHARES

By Mail

Write a letter of instruction that includes:

•

The names(s) and signature(s) of all account owners.

•

Your account number.

•

The dollar or share amount you want to sell.

•

Where to send the proceeds.

•

If redeeming from your IRA, please note applicable withholding requirements.

•

Obtain a signature guarantee or other documentation, if required.

Prospectus 19

Mail your request to:

By overnight courier, send to:

Paradigm Funds

Paradigm Funds

c/o Mutual Shareholder Services

c/o Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

Broadview Heights, OH 44147

By Telephone

•

You will automatically be granted

•

You will not be able to redeem by

telephone redemption privileges

telephone and have a check sent to

unless you decline them in writing

your address of record for a period of

or indicate on the appropriate sec-

15 days following an address change.

tion of the account application that

you decline this option.  Otherwise,

•

Unless you decline telephone

you may redeem Fund shares by

privileges in writing or on your

calling 1-877-59-FUNDS.  Redemption

account application, as long as the

proceeds will only be mailed to your

Fund takes reasonable measures to

address of record.

verify the order, you may be respon-

sible for any fraudulent telephone order.

•

You may only redeem a maximum of

$25,000 per day by telephone.

For specific information on how to redeem your account, and to determine if a signature guarantee or other documentation is required, please call toll-free in the U.S. 1-877-59-FUNDS.

Additional Redemption Information

Signature Guarantees

Signature guarantees are designed to protect both you and the Funds from fraud.  A signature guarantee of each owner is required to redeem shares in the following situations:

•

If you change ownership on your account.

•

If you request the redemption proceeds to be sent to a different address than that registered on the account.

•

If the proceeds are to be made payable to someone other than the account’s owner(s).

•

If a change of address request has been received by the Transfer Agent within the last 15 days.

•

If you wish to redeem $25,000 or more from any shareholder account.

Prospectus 20

Signature guarantees can be obtained from most banks, savings and loan associations, trust companies, credit unions, broker/dealers, and member firms of a national securities exchange.  Call your financial institution to see if it has the ability to guarantee a signature.  A notary public cannot provide signature guarantees.

The Funds reserve the right to require a signature guarantee under other circumstances or to delay a redemption when permitted by Federal Law.  For more information pertaining to signature guarantees, please call 1-877-59-FUNDS.

Corporate, Trust and Other Accounts

Redemption requests from corporate, trust, and other accounts may require documents in addition to those described above, evidencing the authority of the officers, trustees or others.  In order to avoid delays in processing redemption requests for these accounts, you should call the Transfer Agent at 1-877-59-FUNDS to determine what additional documents are required.

Address Changes

To change the address on your account, call the Transfer Agent at 1-877-59-FUNDS or send a written request signed by all account owners.  Include the account number(s) and name(s) on the account and both the old and new addresses.  Certain options may be suspended for a period of 15 days following an address change.

Transfer of Ownership

In order to change the account registration or transfer ownership of an account, additional documents will be required.  In order to avoid delays in processing these requests, you should call the Transfer Agent at 1-877-59-FUNDS to determine what additional documents are required.

Redemption Initiated by the Funds

Because there are certain fixed costs involved with maintaining your account, the Funds may require you to redeem all of your shares if your account balance in a Fund falls below $5,000.  After your account balance falls below the minimum balance, you will receive a notification from the Funds indicating its intent to close your account along with instructions on how to increase the value of your account to the minimum amount within 60 days.  If your account balance is still below $5,000 after 60 days, the Funds may close your account and send you the proceeds.  This minimum balance requirement does not apply to IRAs and other tax-sheltered investment accounts.  The right of redemption by the Funds will not apply if the value of your account balance falls below $5,000 because of market performance.  All shares of a Fund are also subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund.  Any involuntary redemption will create a capital gain or loss, which may have tax consequences about which you should consult your tax advisor.

Prospectus 21

Shareholder Communications

Account Statements

Every quarter, shareholders of the Funds will automatically receive account statements.  You will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

Confirmations

Confirmation statements will be sent after each transaction that affects your account balance or account registration.

Regulatory Mailings

Financial reports will be sent at least semiannually.  Annual reports will include audited financial statements.  To reduce expenses, one copy of each report will be mailed to each taxpayer identification number even though the investor may have more than one account in the Funds.

Dividends and Distributions

Each Fund intends to pay income and capital gains distributions at least once a year and expects that distributions will consist primarily of capital gains.  You may elect to reinvest income dividends and capital gain distributions in the form of additional shares of the Funds or receive these distributions in cash.  Dividends and distributions from each Fund are automatically reinvested in the Fund, unless you elect to have dividends paid in cash.  Reinvested dividends and distributions receive the same tax treatment as those paid in cash.  If you are interested in changing your election, you may call the Transfer Agent at 1-877-59-FUNDS or send a written notification to:

Paradigm Funds

c/o Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

[Side panel: WHAT IS A REDEMPTION?  A redemption is a sale by you to a Fund of some or all of your shares. The price per share you receive when you redeem Fund shares may be more or less than the price at which you purchased those shares. When you redeem your shares, you will generally have a gain or loss, depending upon whether the amount you receive for your shares is more or less than your cost or other basis in the shares.]

[Side panel: REDEMPTION IN KIND:  The Funds intend to make payments for all redemptions in cash, however, if a Fund believes that conditions exist which make cash payments detrimental to the best interests of a Fund, payment for shares redeemed may be made in whole or in part through a distribution of portfolio securities chosen by the Advisor (under the supervision of the Board of Trustees). If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash after the redemption.]

Prospectus 22

Taxes

Fund dividends and distributions are taxable to most investors (unless your investment is in an IRA or other tax-deferred account).  Dividends paid by a Fund out of net ordinary income and distributions of net short-term capital gains are taxable to the shareholders as ordinary income.

Distributions by a Fund of net long-term capital gains to shareholders are generally taxable to the shareholders at the applicable long-term capital gains rate, regardless of how long the shareholder has held shares of the Fund.

Redemptions of shares of a Fund are taxable events which you may realize as a gain or loss.  The amount of the gain or loss and the rate of tax will depend mainly upon the amount paid for the shares, the amount received from the sale, and how long the shares were held.

A Fund’s distributions may be subject to federal income tax whether received in cash or reinvested in additional shares.  In addition to federal taxes, you may be subject to state and local taxes on distributions.

Because everyone’s tax situation is unique, always consult your tax professional about federal, state, and local tax consequences of an investment in the Funds.

[Side panel: WHAT IS A DISTRIBUTION? As a shareholder, you are entitled to your share of a Fund’s income from interest and dividends, and gains from the sale of investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from both the dividends that a Fund earns from its holdings and interest it receives from its money market and bond investments. Capital gains are realized when a Fund sells securities for higher prices than it paid for them. The capital gains are either short-term or long-term depending on whether a Fund held the securities for less than or more than one year.]

[Side panel: WHEN A FUND makes a distribution to its shareholders, the share price of the Fund drops by the amount of the distribution, net of any market fluctuations.]

[Side panel: “BUYING A DIVIDEND”  If you purchase shares of a Fund just before it makes a distribution, you will pay the full price for the shares and then receive a portion back in the form of a taxable distribution. This is referred to as “buying a dividend”. In order to avoid paying unnecessary taxes as a result of the distribution, check the Funds’ distribution schedule before you invest.]

Prospectus 23

PRIVACY POLICY

The following is a description of the Funds’ policies regarding disclosure of nonpublic personal information that you provide to the Funds or that the Funds collect from other sources.  In the event that you hold shares of the Funds through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Funds Collect.  The Funds collect the following nonpublic personal information about you:

•

Information the Funds receive from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of  birth); and

•

Information about your transactions with the Fund company, its affiliates,

or others (such as your account number and balance, payment

history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Funds Disclose.  The Funds do not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law.  The Funds are permitted by law to disclose all of the information they collect, as described above, to its service providers (such as the Funds’ custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security.  The Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Funds maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Prospectus 24

Fund Service Providers

Custodian

Fund Administrator

US Bank, N.A.

Premier Fund Solutions, Inc.

Investment Advisor

Legal Counsel

Paradigm Funds Advisor LLC

Thompson Hine LLP

Independent Registered

Transfer Agent

Public Accounting Firm

Mutual Shareholder Services, LLC

Cohen Fund Audit Services, Ltd.

Prospectus 25

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Prospectus 26

Where To Go For Information

For shareholder inquiries, please call toll-free in the U.S. at 1-800-239-0732. You will also find more information about the Funds at www.paradigm-funds.com and in the following documents:

Statement of Additional Information

The Statement of Additional Information contains additional and more detailed information about the Fund, and is considered to be a part of this Prospectus.  Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders.  In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.  There are three ways to get a copy of these documents.

1.

Call or write for one, and a copy will be sent without charge.

Paradigm Funds

c/o Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

1-877-59-FUNDS

2.  Call or write the Public Reference Section of the Securities and Exchange Commission ("SEC") and ask them to mail you a copy. The SEC charges a fee for this service. You can also review and copy information about the Fund in person at the SEC Public Reference Room in Washington D.C.

Public Reference Section of the SEC
100 F Street NE

Washington D.C. 20549-0102

1-202-551-8090

Copies of these documents may also be obtained, after paying a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov

3.  Go to the SEC's website (www.sec.gov) and download a text-only version.

PARADIGM FUNDS   SEC file number 811-21233

No dealer, salesman, or other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Funds or the Advisor.  This Prospectus does not constitute an offering in any state in which such offering may not lawfully be made.

Prospectus 27

Paradigm Funds

NINE ELK STREET

ALBANY, NY  12207-1002

1-800-239-0732

www.paradigm-funds.com

PARADIGM FUNDS

Paradigm Intrinsic Value Fund

Paradigm Small Cap Growth Fund

STATEMENT OF ADDITIONAL INFORMATION

January 1, 2008

This Statement of Additional Information ("SAI") is not a prospectus.  It should be read in conjunction with the Prospectus of the Paradigm Funds dated January 1, 2008.  A free copy of the Prospectus can be obtained by writing the Transfer Agent at 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147 or by calling 1-877-59-FUNDS.

TABLE OF CONTENTS

DESCRIPTION OF THE TRUST AND THE FUND

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

INVESTMENT LIMITATIONS

THE INVESTMENT ADVISOR

THE PORTFOLIO MANAGERS

PORTFOLIO MANAGER COMPENSATION

TRUSTEES AND OFFICERS

COMPENSATION

AUDIT COMMITTEE

PORTFOLIO TRANSACTIONS AND BROKERAGE

PRICING OF FUND SHARES

ADDITIONAL TAX INFORMATION

PURCHASES AND SALES THROUGH BROKER DEALERS

ANTI-MONEY LAUNDERING PROGRAM

CUSTODIAN

FUND SERVICES

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

DISCLOSURE OF PORTFOLIO HOLDINGS

PROXY VOTING POLICIES

MORE INFORMATION

i

DESCRIPTION OF THE TRUST AND THE FUND

The Paradigm Intrinsic Value Fund and the Paradigm Small Cap Growth Fund were organized as diversified series of Paradigm Funds (the "Trust") on December 3, 2007 and commenced operations on January 1, 2008.  The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated September 13, 2002 (the "Trust Agreement").  The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value.  There are six fund series currently authorized by the Trustees (collectively the "Funds").  The investment advisor to the Funds is Paradigm Funds Advisor LLC (the "Advisor").

The Funds do not issue share certificates.  All shares are held in non-certificate form registered on the books of the Funds and the Funds’ transfer agent for the account of the shareholder.  Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected.  In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series.  Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable.  No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

For information concerning the purchase and redemption of shares of the Funds, see "How to Buy and Sell Shares" in the Funds’ Prospectus.  For a description of the methods used to determine the share price and value of each Fund's assets, see "Pricing of Fund Shares" in the Funds’ Prospectus and "Pricing of Fund Shares" in this SAI.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

This section contains a discussion of some of the investments the Funds may make and some of the techniques they may use.

A. Equity Securities.  Each Fund may invest in equity securities such as common stock, convertible preferred stock, convertible bonds, rights and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Warrants are options to purchase equity securities at a specified price for a specific time period.  Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders.  Although equity securities have a history of long term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

Equity securities also include SPDRs (S&P Depositary Receipts, known as “Spiders”), DIAMONDS, QQQQs and a number of other exchange traded funds (“ETFs”).   SPDRs represent ownership in the SPDR Trust, a unit investment trust that holds a portfolio of common stocks that closely tracks the price performance and dividend yield of the S&P 500 Composite Price Index.  SPDRs trade on the American Stock Exchange under the symbol SPY.  A MidCap SPDR is similar to a SPDR except that it tracks the performance of the S&P MidCap 400 Index and trades on the American Stock Exchange under the symbol MDY.  DIAMONDS represent ownership in the DIAMONDS Trust, a unit investment trust that serves as an index to the Dow Jones Industrial Average (the “Dow”) in that its holdings consists of the 30 component stocks of the Dow.  DIAMONDS trade on the American Stock Exchange under the symbol DIA.  QQQQs (NASDAQ-100 Index Tracking Stock) represent ownership in the NASDAQ-100 Trust, a unit investment trust that attempts to closely track the price and yield performance of the NASDAQ 100 Index by holding shares of all the companies in the Index.  QQQQs trade on the American Stock Exchange under the symbol QQQQ.  The Fund may also invest in a variety of other exchange traded funds, including, but not limited to, iShares, HOLDRs, Fidelity Select Portfolios, Select Sector SPDRs, Fortune e-50, Fortune 500 and streetTRACKS.  To the extent the Fund invests in a sector product, the Fund is subject to the risks associated with that sector.  Additionally, the Fund may invest in new exchange traded shares as they become available.

Many ETFs are organized as investment companies under the Investment Company Act of 1940, as amended.  Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses.  By investing in another investment company, a Fund becomes a shareholder of that investment company.  As a result, the Fund's shareholders indirectly will bear the Fund's proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund's shareholders directly bear in connection with the Fund's own operations.

Under Section 12(d)(1) of the Investment Company Act of 1940, as amended, a Fund may invest only up to 5% of its total assets in the securities of any one investment company (ETF or other mutual funds), but may not own more than 3% of the outstanding voting stock of any one investment company (the "3% Limitation") or invest more than 10% of its total assets in the securities of other investment companies. However, Section 12(d)(1)(F) of the Investment Company Act of 1940, as amended provides that the provisions of paragraph 12(d)(1) shall not apply to securities purchased or otherwise acquired by a Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by the Fund and all affiliated persons of the Fund; and (ii) the Fund has not offered or sold after January 1, 1971, and is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price which includes a sales load of more than 1 ½% percent. An investment company that issues shares to the Fund pursuant to paragraph 12(d)(1)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company’s total outstanding shares in any period of less than thirty days. The Fund (or the Adviser acting on behalf of the Fund) must comply with the following voting restrictions:  when the Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Fund, the Fund will either seek instruction from the Fund's shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Fund in the same proportion as the vote of all other holders of such security.  Because other investment companies employ an investment adviser, such investments by the Fund may cause shareholders to bear duplicate fees.

In addition, each Fund is subject to the 3% Limitation unless (i) the ETF or the Fund has received an order for exemptive relief from the 3% limitation from the SEC that is applicable to the Fund; and (ii) the ETF and the Fund take appropriate steps to comply with any conditions in such order. In the alternative, the Fund may rely on Rule 12d1-3, which allows unaffiliated mutual funds to exceed the 5% Limitation and the 10% Limitation, provided the aggregate sales loads any investor pays (i.e., the combined distribution expenses of both the acquiring fund and the acquired funds) does not exceed the limits on sales loads established by the NASD for a fund of funds.

B.  Foreign Securities.  Each Fund may invest in foreign equity securities including American Depositary Receipts (“ADRs”).  ADRs are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution.  They are alternatives to the direct purchase of the underlying securities in their national markets and currencies.  ADRs are subject to risks similar to those associated with direct investment in foreign securities.

Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments.  The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.  Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile.  Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer’s financial condition and operations.  In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, generally are higher than for U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets.  Foreign issuers, brokers, and securities markets may be subject to less government supervision.  Foreign security trading practices, including those involving the release of assets in advance of payment, may invoke increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays.  It also may be difficult to enforce legal rights in foreign countries.

Investing abroad also involves different political and economic risks.  Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention.  There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises.  Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest, or adverse diplomatic developments.  There is no assurance that an Advisor will be able to anticipate or counter these potential events and their impact on a Fund’s share price.

The considerations noted above generally are intensified for investments in developing countries.  Developing countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities.

C. Short Sales.  Each Fund may sell a security short in anticipation of a decline in the market value of the security.  When a Fund engages in a short sale, it sells a security which it does not own. To complete the transaction, the Fund must borrow the security in order to deliver it to the buyer.  The Fund must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Fund sold the security.  The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security.  The Fund will realize a profit if the security declines in price between those dates. Any potential gain is limited to the price at which the Fund sold the security short, and any potential loss is unlimited in size.

In connection with its short sales, a Fund will be required to maintain a segregated account with the Fund’s custodian of cash or high grade liquid assets equal to (i) the greater of the current market value of the securities sold short or the market value of such securities at the time they were sold short, less (ii) any collateral deposited with its broker (not including the proceeds from the short sales).  Depending on arrangements made with the broker or custodian, the Fund may not receive any payments (including interest) on collateral deposited with the broker or custodian.

D. Securities Lending. Each Fund may make long and short term loans of its portfolio securities to parties such as broker-dealers, banks, or institutional investors. Securities lending allows a Fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied, should the borrower fail financially, loans will be made only to parties whose creditworthiness has been reviewed and deemed satisfactory by the Advisor. Furthermore, they will only be made if, in the judgment of the Advisor, the consideration to be earned from such loans would justify the risk.

The Advisor understands that it is the current view of the staff of the Securities and Exchange Commission (the "SEC") that a Fund may engage in loan transactions only under the following conditions: (1) a Fund must receive 100% collateral in the form of cash, cash equivalents (e.g., U.S. Treasury bills or notes) or other high grade liquid debt instruments from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) the Board of Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

Cash received through loan transactions may be invested in any security in which the Fund is authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).

E. Restricted and Illiquid Securities. The portfolio of each Fund may contain illiquid securities. Illiquid securities generally include securities which cannot be disposed of promptly and in the ordinary course of business without taking a reduced price. Securities may be illiquid due to contractual or legal restrictions on resale or lack of a ready market. The following securities are considered to be illiquid: repurchase agreements and reverse repurchase agreements maturing in more than seven days, nonpublicly offered securities and restricted securities. Restricted securities are securities the resale of which is subject to legal or contractual restrictions. Restricted securities may be sold only in privately negotiated transactions, in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 or pursuant to Rule 144 or Rule 144A promulgated under such Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expense, and a considerable period may elapse between the time of the decision to sell and the time such security may be sold under an effective registration statement. If during such a period adverse market conditions were to develop, a Fund might obtain a less favorable price than the price it could have obtained when it decided to sell. No Fund will invest more than 15% of its net assets in illiquid securities.

With respect to Rule 144A securities, these restricted securities are treated as exempt from the 15% limit on illiquid securities, provided that a dealer or institutional trading market in such securities exists. No Fund will, however, invest more than 10% of its net assets in Rule 144A securities. Under the supervision of the Board of Trustees, the Advisor determines the liquidity of restricted securities and, through reports from the Advisor, the Board of Trustees will monitor trading activity in restricted securities. If institutional trading in restricted securities were to decline, the liquidity of a Fund could be adversely affected.

F. U.S. Government Securities. U.S. government securities are high-quality debt securities issued or guaranteed by the U.S.  Treasury or by an agency or instrumentality of the U.S. government.  Not all U.S. government securities are backed by the full faith and credit of the United States.  For example, securities issued by the Farm Credit Banks or by the Federal National Mortgage Association are supported by the instrumentality's right to borrow money from the U.S. Treasury under certain circumstances.  However, securities issued by other agencies or instrumentalities are supported only by the credit of the entity that issued them.

G. Corporate Debt Securities. Corporate debt securities are long and short term debt obligations issued by companies (such as publicly issued and privately placed bonds, notes and commercial paper). The Advisor considers corporate debt securities to be of investment grade quality if they are rated BBB or higher by S&P or Baa or higher by Moody's, or if unrated, determined by the Advisor to be of comparable quality. Investment grade debt securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than in higher rated categories.

H. Fixed Income Securities.  Fixed income securities, include when-issued, delayed delivery, or forward commitment basis.  Fixed income securities are subject to credit risk and interest rate risk.  Credit risk is the risk that a Fund could lose money if an issuer of a fixed income security cannot meet its financial obligations or goes bankrupt.  Interest rate risk is the risk that a Fund’s investments in fixed income securities may fall when interest rates rise.

Investments in high-yield bonds are considered to be more speculative than higher quality fixed income securities.  They are more susceptible to credit risk than investment-grade securities, especially during periods of economic uncertainty or economic downturns.  The value of lower quality securities is subject to greater volatility and is generally more dependent on the ability of the issuer to meet interest and principal payments than higher quality securities.  Issuers of high-yield securities may not be as strong financially as those issuing bonds with higher credit ratings.

I. Financial Services Industry Obligations. Each Fund may invest in each of the following obligations of the financial services industry:

(1)  Certificates of Deposit.  Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank or a savings and loan association to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated or variable interest rate.

(2)  Time Deposits.   Time deposits are non-negotiable deposits maintained in a banking institution or a savings and loan association for a specified period of time at a stated interest rate.

(3) Bankers' Acceptances.  Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

J. Repurchase Agreements. Each Fund may invest in repurchase agreements fully collateralized by obligations issued by the U.S. government or agencies of the U.S. government ("U.S. Government Obligations"). A repurchase agreement is a short term investment in which the purchaser (i.e., a Fund) acquires ownership of a U.S. Government Obligation (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than 7 days from the date of purchase). Any repurchase transaction in which a Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, a Fund could experience both delays in liquidating the underlying security and losses in value. However, the Funds intend to enter into repurchase agreements only with the custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the Advisor to be creditworthy. The Advisor monitors the creditworthiness of the banks and securities dealers with which a Fund engages in repurchase transactions.

K. Borrowing. Each Fund is permitted to borrow money up to one-third of the value of its total assets for the purpose of investment as well as for temporary or emergency purposes. Borrowing for the purpose of investment is a speculative technique that increases both investment opportunity and a Fund's ability to achieve greater diversification. However, it also increases investment risk. Because a Fund’s investments will fluctuate in value, whereas the interest obligations on borrowed funds may be fixed, during times of borrowing, the Fund’s net asset value may tend to increase more when its investments increase in value, and decrease more when its investments decrease in value. In addition, interest costs on borrowings may fluctuate with changing market interest rates and may partially offset or exceed the return earned on the borrowed funds. Also, during times of borrowing under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

L. Options Transactions. Each Fund may engage in option transactions involving individual securities and stock indexes. An option involves either: (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option; or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a stock index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. Options are sold (written) on securities and stock indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a stock index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. To cover the potential obligations involved in writing options, a Fund will either: (a) own the underlying security, or in the case of an option on a market index, will hold a portfolio of stocks substantially replicating the movement of the index; or (b) the Fund will segregate with the custodian high grade liquid assets sufficient to purchase the underlying security or equal to the market value of the stock index option, marked to market daily.

The purchase and writing of options requires additional skills and techniques beyond normal portfolio management, and involves certain risks. The purchase of options limits a Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When a Fund writes a call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When a Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case the Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. In addition, there can be no assurance that the Fund can effect a closing transaction on a particular option it has written. Further, the total premium paid for any option may be lost if the Fund does not exercise the option or, in the case of over-the-counter options, the writer does not perform its obligations.

INVESTMENT LIMITATIONS

Fundamental. The investment limitations described below have been adopted by the Trust with respect to each Fund and are fundamental ("Fundamental"), i.e, they may not be changed without the affirmative vote of a majority of the outstanding shares of a Fund. As used in the Prospectus and the Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of: (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

1. Borrowing Money. The Funds will not borrow money, except: (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of a Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude a Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of a Fund pursuant to reverse repurchase transactions.

2. Senior Securities. The Funds will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by a Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended (The “1940 Act”), the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

3. Underwriting. The Funds will not act as underwriter of securities issued by other persons.  This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), a Fund may be deemed an underwriter under certain federal securities laws.

4. Real Estate. The Funds will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude a Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

5. Commodities. The Funds will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude a Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

6. Loans.  The Funds will not make loans to other persons, except: (a) by loaning portfolio securities; (b) by engaging in repurchase agreements; or (c) by purchasing nonpublicly offered debt securities.  For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

7. Concentration. No Fund will invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

Non-Fundamental. The following limitations have been adopted by the Trust with respect to each Fund and are Non-Fundamental (see "Investment Limitations - Fundamental" above).

1. Pledging. The Funds will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of a Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

2. Borrowing.  No Fund will purchase any security while borrowings (including reverse repurchase agreements) representing more than one third of its total assets are outstanding.

3. Margin Purchases. No Fund will purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by a Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

4. Options.  The Funds will not purchase or sell puts, calls, options or straddles, except as described in the Statement of Additional Information.

 5. Illiquid Investments.  No Fund will invest more than 15% of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

  6. 80% Investment Policy.  Under normal circumstances, at least 80% of the Small Cap Growth Fund’s assets (defined as net assets plus the amount of any borrowing for investment purposes) will be invested in small capitalization companies.  The Small Cap Growth Fund will not change this policy unless the Fund’s shareholders are provided with at least 60 days prior written notice.  The notice will be provided in a separate written document, containing the following, or similar, statement, in bold-face type: “Important Notice Regarding Change in Investment Policy.”  The statement will also appear on the envelope in which the notice is delivered unless the notice is delivered separate from any other communications to the Fund’s shareholders.

THE INVESTMENT ADVISOR

The Advisor is Paradigm Funds Advisor LLC located at 9 Elk Street, Albany, NY 12207.  As sole shareholders of the Advisor, Candace King Weir, Amelia Farley Weir, and Katherine Broussard Weir are regarded to control the Advisor for purposes of the 1940 Act.  Candace King Weir is President and a Trustee of the Trust and is an affiliated person of the Trust and the Advisor.

Under the terms of the Management Agreements, the Advisor manages the investment portfolios of the Funds, subject to policies adopted by the Trust’s Board of Trustees.  Under the Management Agreements, the Advisor, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Funds.  The Advisor also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust.  The Advisor pays all operating expenses of the Funds, with the exception of taxes, borrowing expenses (such as (a) interest and (b) dividend expenses on securities sold short), brokerage commissions and extraordinary expenses.  For its services, the Advisor receives an annual investment management fee of 1.25% of the average daily net assets of the Paradigm Intrinsic Value Fund and 1.50% of the average daily net assets of the Paradigm Small Cap Growth Fund.

The Advisor retains the right to use the names "Paradigm Intrinsic Value Fund" and “Paradigm Small Cap Growth Fund" or any derivative thereof in connection with another investment company or business enterprise with which the Advisor is or may become associated. The Trust's right to use these names or any derivative thereof automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Advisor on ninety days written notice.

The Advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, management of the Funds believe that there would be no material impact on the Funds or their shareholders. Financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the financial institution’s services will be lower than to those shareholders who do not. The Funds may from time to time purchase securities issued by financial institutions that provide such services; however, in selecting investments for the Funds, no preference will be shown for such securities.

THE PORTFOLIO MANAGERS

Mr. Jonathan Vyorst and Mr. Walter Prendergast (the “Portfolio Managers”) are the portfolio managers responsible for the day-to-day management of the Funds. The Paradigm Intrinsic Value Fund's investment portfolio is managed on a day-to-day basis by Mr. Vyorst.  The Paradigm Small-Cap Growth Fund's investment portfolio is managed on a day-to-day basis by Mr. Prendergast.  The following table lists the number and types of accounts (other than the Paradigm Funds) managed by each of the Portfolio Managers as of December 10, 2007:

Mr. Jonathan Vyorst
Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Other Registered Investment Companies	2	$472.6 Million	0	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	84	$616.2 Million	0	0
Mr. Walter Prendergast
Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Other Registered Investment Companies	0	0	0	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	6	$129.0 Million	0	0

As indicated in the table above, the Portfolio Managers are managers of accounts for multiple clients. The Portfolio Managers are also managers for Paradigm Capital Management, Inc. and Paradigm Capital Management Growth Advisors, Inc. (affiliated investment advisors) which also provides management services to private clients (separately managed accounts), institutional accounts, and unaffiliated investment companies. These accounts may include portfolios of investments substantially identical to the Paradigm Funds, which could create a certain conflict of interest. As the Paradigm Funds and any separate accounts managed similarly to the Funds will be managed concurrently, all portfolio transactions are implemented according the Advisor’s trade allocation procedures and side-by-side policies. These procedures, among other things, insure that all trades allocated to advisory clients (including the Funds) fulfill the Advisor’s fiduciary duty to each client and otherwise allocate securities on a basis that is fair and nondiscriminatory. Such procedures are generally applied in numerous instances, including, among other things, block and bunched trades. In determining a fair allocation, the Advisor may take into account a number of factors, including among other things, the Advisor’s fiduciary duty to each client, any potential conflicts of interest, the size of the transaction, the relative size of a client’s portfolio, cash available for investment suitability, as well as each client’s investment objectives.

The following table shows the dollar range of equity securities beneficially owned by the Portfolio Managers in the Fund as of December 31, 2007.

Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund
Mr. Jonathan Vyorst	None
Mr. Walter Prendergast	None

PORTFOLIO MANAGER COMPENSATION

Messrs. Vyorst’s and Prendergast’s compensation, which is paid by the Company, for managing the Paradigm Funds, other investment companies, institutional accounts and/or high net worth accounts consist of a base salary plus a discretionary bonus.  The discretionary bonus is principally based on a combination of their performance versus the benchmark, and their performance versus their peers. In addition, the Portfolio Managers receive a fixed percentage of the fees earned for designated high net worth and/or institutional assets they manage.

TRUSTEES AND OFFICERS

The Board of Trustees supervises the business activities of the Trust.  Each Trustee serves as a trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.  The Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, is indicated by a “2”.

Interested Trustee and Officers

Name, Address[1] and Year of Birth	Position(s) Held with Paradigm Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Funds in the Trust Overseen by Trustee	Other Directorships Held by the Trustee
Candace King Weir[2] (1944)	President and Trustee	Indefinite Term, Since 2002	Investment Manager of PCM Ventures International, LLC (November 2001 - current) and PCM Ventures II, LLC (June 2003 - current); Investment Manager and principal of PCM Ventures LLC (January 1997 - current); Director and President of Paradigm Capital Management, Inc. (1993 - current); Director and President of C.L. King & Associates, a registered broker dealer (1972 - current); CEO, Portfolio Manager and Member of PCM Advisors LLC (December 2004 - current). CEO and Member of Paradigm Funds Advisor LLC (July 2005 - current).	6	None
John V. Gulick (1972)	Chief Compliance Officer	Indefinite Term, Since 2006

Vice President and Chief Compliance Officer of Paradigm Funds Advisor LLC and affiliated advisors (February 2007 – current), Compliance Officer of Paradigm Capital Management, Inc. (April 2005 - current); Senior Compliance Analyst of GE Asset Management, Inc. (February 2001 - March 2005).

				N/A	N/A
Charles J. DiVencenzo, Jr. (1960)	Secretary	Indefinite Term, Since 2006

Senior Vice President and Chief Operating Officer of Paradigm Funds Advisor LLC and affiliated advisors (January 2006 - current); Vice President of The Hartford (Investment Products Division) (April 1998 - January 2006).

				N/A	N/A
Robert A. Benton, CPA (1954)	Treasurer and Chief Financial Officer	Indefinite Term, Since 2002

Senior Vice President and Chief Financial Officer of Paradigm Funds Advisor LLC and affiliated advisors (January 2007 – current),  Senior Vice President and Chief Financial Officer of C.L. King & Associates, a registered broker dealer (February 2001 - current); Senior Vice President and Chief Financial Officer of Paradigm Capital Management, Inc. (February 2001 - March 2004).

				N/A	N/A

Independent  Trustees

Name, Address[1] and Year of Birth	Position(s) Held with Paradigm Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Funds in the Trust Overseen by Trustee	Other Directorships Held by the Trustee
Carl A. Florio, CPA[3] (1948)	Trustee	Indefinite Term, Since 2005	Eastern Regional President of First Niagara Bank (2005 - current); President and Chief Executive Officer of Hudson River Bank & Trust Company (1996 - 2005).	6	Director, American Bio Medical; Director, Hudson River Bank & Trust Co. Foundation
Lewis Golub[4] (1931)	Trustee	Indefinite Term, Since 2002	Chairman of the Board, Golub Corporation - DBA Price Chopper Supermarkets (1950 - current).	6	Director, Racemark Int'l; Director, TaylorMade, Inc.; Director
Anthony J. Mashuta (1956)	Trustee	Indefinite Term, Since 2004	President and Chairman of the Board of Cool Insuring Agency, Inc. (1988 - current).	6	Director, Proctor’s Theatre
William P. Phelan[1] (1956)	Trustee	Indefinite Term, Since 2007	Chief Executive Officer of Flatburger Technologies (2006 – current); Chief Executive Officer of OneMade, Inc. (1999 – 2004).	6	Director, MTI Micro

1 The address of each trustee and officer is c/o Paradigm Funds, Nine Elk Street, Albany, NY 12207.

2 Candace King Weir is considered an "interested person" as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, by virtue of her affiliation with the Trust's investment advisor, Paradigm Funds Advisor LLC.

3 Carl A. Florio is a member of the Board of Directors of a non-profit foundation that recently retained Paradigm Capital Management, Inc. to manage a portion of the foundation's assets. Candace King Weir is a Director and the President of Paradigm Capital Management, Inc.; and an interested Trustee of the Trust; and CEO of the Trust's investment advisor, Paradigm Funds Advisor LLC.

4 Lewis Golub is a limited partner in PCM Partners, LP II.  As of __________ he owned _____% of the PCM Partners, LP II partnership, the value of which was $___ million.  Candace King Weir is the general partner of PCM Partners, LP II; an interested Trustee of the Trust; and CEO of the Trust's investment advisor, Paradigm Funds Advisor LLC.

5 William P. Phelan is a limited partner in PCM Partners, LP II.  As of __________ he owned _____% of the PCM Partners, LP II partnership, the value of which was $___ million.  Candace King Weir is the general partner of PCM Partners, LP II; an interested Trustee of the Trust; and CEO of the Trust's investment advisor, Paradigm Funds Advisor LLC.

COMPENSATION

Trustee fees are paid by the Advisor.  Officers and Trustees of the Fund who are deemed "interested persons" of the Trust receive no compensation from the Fund.  The following table provides information regarding Trustee compensation for the fiscal year ended December 31, 2006.

Trustee	Aggregate Compensation from Advisor	Total Compensation from Advisor
Candace King Weir	$0	$0
Carl A. Florio, CPA	$8,000	$8,000
Lewis Golub	$8,000	$8,000
Anthony J. Mashuta	$8,000	$8,000
William P. Phelan*	$0	$0

*  Mr. Phelan joined the Board on September 13, 2007 and therefore received no compensation for the fiscal year ended December 31, 2006.

The following table sets forth the aggregate dollar range of equity securities owned by each Trustee of the Trust as of December 31, 2006.

Trustee	Dollar Range of Equity Securities in the Funds Listed Below		Aggregate Dollar Range of Equity Securities in the Trust
Candace King Weir	Paradigm Value Fund Paradigm Opportunity Fund Paradigm Select Fund Paradigm Capital Appreciation Fund Paradigm Intrinsic Value Fund Paradigm Small Cap Growth Fund	Over $1,000,000 Over $1,000,000 $500,001 -$1,000,000 none none none	Over $1,000,000
Carl A. Florio, CPA	Paradigm Value Fund Paradigm Opportunity Fund Paradigm Select Fund Paradigm Capital Appreciation Fund Paradigm Intrinsic Value Fund Paradigm Small Cap Growth Fund	none none none none none none	None
Lewis Golub	Paradigm Value Fund Paradigm Opportunity Fund Paradigm Select Fund Paradigm Capital Appreciation Fund Paradigm Intrinsic Value Fund Paradigm Small Cap Growth Fund	$50,001 - $100,000 none none none none none	$50,001 - $100,000
Anthony J. Mashuta	Paradigm Value Fund Paradigm Opportunity Fund Paradigm Select Fund Paradigm Capital Appreciation Fund Paradigm Intrinsic Value Fund Paradigm Small Cap Growth Fund	$50,001 - $100,000 $10,001 - $50,000 none none none none	$50,001 - $100,000
William P. Phelan	Paradigm Value Fund Paradigm Opportunity Fund Paradigm Select Fund Paradigm Capital Appreciation Fund Paradigm Intrinsic Value Fund Paradigm Small Cap Growth Fund	none none none none none none	None

AUDIT COMMITTEE

The Board of Trustees has an Audit Committee, which is comprised of the independent members of the Board of Trustees, Carl A. Florio, CPA, Lewis Golub, Anthony J. Mashuta and William P. Phelan.  The Audit Committee meets at least once a year, or more often as required, in conjunction with meetings of the Board of Trustees.  The Audit Committee oversees and monitors the Trust's internal accounting and control structure, its auditing function and its financial reporting process. The Audit Committee selects and recommends to the full Board of Trustees the appointment of auditors for the Trust. The Audit Committee also reviews audit plans, fees, and other material arrangements with respect to the engagement of auditors, including permissible non-audit services performed. It reviews the qualifications of the auditor's key personnel involved in the foregoing activities and monitors the auditor's independence.  During the fiscal year ended December 31, 2006, the Audit Committee met two times.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to policies established by the Board of Trustees, the Advisor is responsible for each Fund's portfolio decisions and the placing of each Fund's portfolio transactions. In placing portfolio transactions, the Advisor seeks the best qualitative execution for the Funds, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.   The Advisor may not give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute portfolio transactions.  However, the Advisor may place portfolio transactions with brokers or dealers that promote or sell the Funds’ shares so long as such placements are made pursuant to policies approved by the Funds’ Board of Trustees that are designed to ensure that the selection is based on the quality of the broker’s execution and not on its sales efforts.

The Advisor is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Funds and/or the other accounts over which the Advisor exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Advisor's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Funds effect securities transactions may also be used by the Advisor in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Advisor in connection with its services to the Funds. Although research services and other information are useful to the Funds and the Advisor, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Advisor that the review and study of the research and other information will not reduce the overall cost to the Advisor of performing its duties to the Funds under the Management Agreements. Due to research services provided by brokers, the Funds may direct trades to certain brokers.

The Funds have no obligation to deal with any broker or dealer in the execution of its transactions.  However, it is contemplated that C.L. King & Associates, in its capacity as a registered broker-dealer, may effect securities transactions that are executed on a national securities exchange and over-the-counter transactions conducted on an agency basis.  Such transactions will be executed at competitive commission rates, and C.L. King & Associates will receive brokerage commissions from the Funds.  C.L. King & Associates and the Advisor are affiliated through common ownership and shared resources.

Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available.  Purchases made directly through a market maker may include the spread between the bid and asked prices.

Under the Investment Company Act of 1940, persons affiliated with an affiliate of the Advisor (such as C.L. King & Associates) may be prohibited from dealing with the Funds as a principal in the purchase and sale of securities.  Therefore, C.L. King & Associates will not serve as the Funds’ dealer in connection with over-the-counter transactions.  However, C.L. King & Associates may serve as the Funds’ broker in over-the-counter transactions conducted on an agency basis and will receive brokerage commissions in connection with such transactions.

No Fund will effect any brokerage transactions in its portfolio securities with C.L. King & Associates if such transactions would be unfair or unreasonable to Fund shareholders, and the commissions will be paid solely for the execution of trades and not for any other services.  The Management Agreements provide that affiliates of the Advisor may receive brokerage commissions in connection with effecting such transactions for each Fund.  In determining the commissions to be paid to C.L. King & Associates, it is the policy of each Fund that such commissions will, in the judgment of the Trust’s Board of Trustees, be (a) at least as favorable to the Fund as those which would be charged by other qualified brokers having comparable execution capability and (b) at least as favorable to the Fund as commissions contemporaneously charged by C.L. King & Associates on comparable transactions for its most favored unaffiliated customers, except for customers of C.L. King & Associates considered by a majority of the Trust’s disinterested Trustees not to be comparable to the Funds.  The disinterested Trustees from time to time review, among other things, information relating to the commissions charged by C.L. King & Associates to the Funds and its other customers, and rates and other information concerning the commissions charged by other qualified brokers.

The Management Agreements do not provide for a reduction of the Advisor’s fee by the amount of any profits earned by C.L. King & Associates or the Trust’s officers from brokerage commissions generated from portfolio transactions of the Funds.  C.L. King & Associates will not receive reciprocal brokerage business as a result of the brokerage business placed by the Funds with others.  Since the Funds’ inception through ____________, the Funds had not executed any brokerage transactions through C.L. King & Associates.

When a Fund and another of the Advisor's clients seek to purchase or sell the same security at or about the same time, the Advisor may execute the transaction on a combined ("blocked") basis. Blocked transactions can produce better execution for a Fund because of the increased volume of the transaction. If the entire blocked order is not filled, a Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, a Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis. The allocation may be adjusted by the Advisor, taking into account such factors as the size of the individual orders and transaction costs, when the Advisor believes an adjustment is reasonable.

The Trust and the Advisor have each adopted a Code of Ethics (the "Code") under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Funds, subject to certain limitations. You may obtain a copy of the Code from the SEC.

PRICING OF FUND SHARES

The price (net asset value) of the shares of each Fund is normally determined as of 4:00 p.m., Eastern time on each day the Trust is open for business and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The Trust is normally open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Securities that are traded on any exchange or on the NASDAQ market are generally valued by a pricing service at the last quoted sale price. Lacking a last sale price, a security is generally valued at its last bid price except when, in the Advisor's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price provided by the pricing service does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Fixed income securities generally are valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, or when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

 ADDITIONAL TAX INFORMATION

Each Fund has qualified and intends to qualify as a regulated investment company, or “RIC”, under the Internal Revenue Code of 1986, as amended (the “Code”).  Qualification generally will relieve a Fund of liability for federal income taxes.  If for any taxable year a Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its shareholders).  In such event, dividend distributions would be taxable to shareholders to the extent of a Fund’s earnings and profits, and would be eligible for the dividends-received deduction for corporations.

Each Fund’s net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards.  Capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted capital loss remaining is lost as a deduction.  Capital loss carry forwards are available to offset future realized capital gains.  To the extent that these carry forwards are used to offset future capital gains it is probable that the amount, which is offset, will not be distributed to shareholders.

PURCHASES AND SALES THROUGH BROKER DEALERS

The Funds may be purchased through broker dealers and other intermediaries. Each Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders.  Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on each Fund's behalf.  A Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, received the order. Customer orders will be priced at a Fund's net asset value next computed after they are received in proper form by an authorized broker or the broker's authorized designee.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the "Program") as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA PATRIOT Act"). To ensure compliance with this law, the Trust's Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Funds’ transfer agent has established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a complete and thorough review of all new account applications.  The Funds will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

CUSTODIAN

US Bank N.A., 425 Walnut Street, Cincinnati, Ohio 45202, is custodian of each Fund’s investments.  The custodian acts as each Fund’s depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds on each Fund’s request and maintains records in connection with its duties.

FUND SERVICES

Mutual Shareholder Services, LLC. (“MSS”), 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147 acts as the Funds’ transfer agent.  MSS maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Funds’ shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. MSS receives an annual fee from the Advisor of $11.50 per shareholder (subject to a minimum monthly fee of $775 per Fund) for these transfer agency services.

In addition, MSS provides the Funds with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services. For its services as fund accountant, MSS receives an annual fee from the Advisor based on the average value of each Fund.  These fees are: from $0 to $25 million in assets the annual fee is $21,000, from $25 million to $50 million in assets the annual fee is $30,500, from $50 million to $75 million in assets the annual fee is $36,250, from $75 million to $100 million in assets the annual fee is $42,000, from $100 million to $125 million in assets the annual fee is $47,750, from $125 million to $150 million in assets the annual fee is $53,500, and for asset above $150 million the annual fee is $59,250.

Premier Fund Solutions, Inc. (“PFS”) provides the Fund with administrative services, including regulatory reporting and necessary office equipment, personnel and facilities. PFS receives a monthly fee from the Advisor equal to an annual rate of 0.07% of the Fund's assets under $200 million, 0.05% of the next $500 million of the Fund's average daily net assets, and 0.03% of the average daily net assets of the Fund thereafter (subject to a minimum monthly fee of $2,000 per Fund).

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The firm of Cohen Fund Audit Services, Ltd., 800 Westpoint Pkwy., Suite 1100, Westlake, OH 44145, has been selected as independent public accounting firm for the Funds for the fiscal year ending December 31, 2008.   Cohen Fund Audit Services, Ltd. performs an annual audit of each Fund's financial statements and provides financial, tax and accounting consulting services as requested.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds are required to include a schedule of portfolio holdings in its annual and semi-annual reports to shareholders, which are sent to shareholders within 60 days of the end of the second and fourth fiscal quarters and which are filed with the Securities and Exchange Commission (the “SEC”) on Form N-CSR within 70 days of the end of the second and fourth fiscal quarters.  The Funds also are required to file a schedule of portfolio holdings with the SEC on Form N-Q within 60 days of the end of the first and third fiscal quarters.  The Funds must provide a copy of the complete schedule of portfolio holdings as filed with the SEC to any shareholder of the Funds, upon request, free of charge.  This policy is applied uniformly to all shareholders of the Funds without regard to the type of requesting shareholder (i.e., regardless of whether the shareholder is an individual or institutional investor).

The Funds release portfolio holdings to third party servicing agents on a daily basis in order for those parties to perform their duties on behalf of the Funds.  These third party servicing agents include the Advisor, Transfer Agent, Fund Accounting Agent, Administrator and Custodian.  The Funds also may disclose portfolio holdings, as needed, to auditors, legal counsel, proxy voting services, pricing services, parties to merger and reorganization agreements and their agents, and prospective or newly hired investment advisors or sub-advisors.  This information is disclosed to third parties under conditions of confidentiality.  “Conditions of confidentiality” include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential.  Additionally, the Funds may release portfolio holdings to third party rating agencies and data reporting platforms on a periodic basis.  In these instances portfolio holdings will be supplied no more often than quarterly and on a delayed basis.

Except as described above, the Funds are prohibited from entering into any arrangements with any person to make available information about a Fund’s portfolio holdings without the specific approval of the Board.  The Advisor must submit any proposed arrangement pursuant to which the Advisor intends to disclose a Fund’s portfolio holdings to the Board, which will review such arrangement to determine whether the arrangement is in the best interests of Fund shareholders. Additionally, the Advisor, and any affiliated persons of the Advisor, are prohibited from receiving compensation or other consideration, for themselves or on behalf of the Funds, as a result of disclosing a Fund’s portfolio holdings.

PROXY VOTING POLICIES

The Board of Trustees of the Trust has delegated responsibilities for decisions regarding proxy voting for securities held by the Funds to the Funds’ Advisor.  The Advisor will vote such proxies in accordance with its proxy policies and procedures.  In some instances, the Advisor may be asked to cast a proxy vote that presents a conflict between the interests of a Fund’s shareholders, and those of the Advisor or an affiliated person of the Advisor.  In such a case, the Trust’s policy requires that the Advisor abstain from making a voting decision and to forward all necessary proxy voting materials to the Trust to enable the Board of Trustees to make a voting decision.  When the Board of Trustees of the Trust is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how a Fund’s vote will be cast.

The Advisor’s proxy voting policies and procedures are attached as Appendix A to this Statement of Additional Information.

MORE INFORMATION

The actual voting records relating to portfolio securities during the most recent 12-Month period ended June 30 will be available after August 31 without charge, upon request by calling toll-free, 1-877-59-FUNDS or by accessing the SEC’s website at www.sec.gov.   In addition, a copy of the Funds' proxy voting policies and procedures are also available by calling 1-877-59-FUNDS and will be sent within three business days of receipt of a request.

APPENDIX A

Proxy Voting Policy

When Paradigm’s accounts hold stock which Paradigm will vote in a fiduciary capacity, its voting obligations must be exercised in accordance with (1) the direction and guidance, if any, provided by the document establishing the account relationship, and (2) the principles of fiduciary law which requires the fiduciary to act in the best interests of the account.  Thus, in voting such stock, Paradigm will exercise the care, skill, prudence, and diligence under the circumstances that a prudent person would use considering the aims, objectives, and guidance provided by the client.

In general, this will call for the voting of stock consistent with the best interests of the account, including long-term and short-term economic interests.  In considering the best interests of the account, Paradigm will take into account, among other things, the effect of the proposal on the underlying value of the securities.  All conflicts of interest will be resolved in the interest of the client.

Where Paradigm has an obligation to vote, (1) all stock by proxy will be voted, (2) a written record of such voting will be kept.  To assist it in analyzing proxies, Paradigm has subscribed to Institutional Shareholder Services, Inc. (“ISS”), an unaffiliated third-party corporate governance research service that provides in-depth analyses of shareholder meeting agendas, vote recommendations, recordkeeping and vote disclosure services.   Please contact the Advisor if you would like a record of how proxies for your shares were voted.

Proxy Voting Procedure

The Portfolio Managers determine how proxies are to be voted.  Operations through ISS will maintain a record of proxy voting determinations, together with all proxy proposals, including shareholder proposals and proposals included in dissident proxy materials.  Decisions will be made exclusively in accordance with the economic interests, both long-and short-term, of the account.  Except where required by the client, social interests shall not be among the criteria employed by the Portfolio Managers.

Unless notified otherwise by the Portfolio Manager, Operations through ISS will vote proxies approving the following proposals:

1.

Election of management’s nominees for Directors.

2.

Appointment of Auditors.

3.

Change in the date or location of annual meetings.

4.

For investment companies, continuation of company management, investment advisor or distribution contracts.

5.

Transaction of such other business as may properly come before the meeting.

6.

Receiving and/or approving financial reports.

7.

Indemnification of Directors.

8.

Stock splits and stock dividends.

9.

Authority to issue additional debt.

10.

Change in the number of authorized common shares.

11.

Corporate name change.

12.

Change in investment company agreements with advisors.

13.

Stock option plans, unless exercise price is less than the market price at the time of the grant or dilution under the plan would exceed 10%.

14.

Removal of a Director only for cause.

15.

Waiver of preemptive rights.

16.

Fair pricing amendments unless accompanied by a super-majority provision in excess of two-thirds.

17.

Equal access proposals.

18.

Technical amendments to by-laws or charters.

19.

Share repurchases.

20.

Spin-offs.

Unless notified otherwise by the Portfolio Manager, Operations through ISS will vote proxies opposing the following proposals:

1.

Creation of a second class of stock with unequal voting rights.

2.

Fair pricing provisions when accompanied by a super-majority provisions in excess of two-thirds.

3.

Amendment to bylaws by Board of Directors without shareholder approval.

4.

Elimination of shareholder right to call a special meeting or requiring more than 25% of shareholders to call a special meeting.

5.

Elimination of shareholder action by written consent.

6.

“Stakeholder” proposals.

7.

Loans or guarantees of loans to Officers and Directors.

8.

Super-majority provisions in excess of two-thirds.

9.

A greater vote requirement to repeal a provision than to adopt it.

10.

Change to cumulative voting.

There is no general policy with respect to the following proposals which shall be evaluated on a case-by-case basis by the Portfolio Manager:

1.

Change in the state of incorporation.

2.

Mergers or other combinations.

3.

Authorization of “blank check” preferred stock.

4.

Golden parachutes.

5.

Proposals to opt out of state anti-takeover laws.

6.

Prohibition of greenmail.

7.

Change in the number of directors.

8.

Approval of poison pill plan.

9.

Confidential voting.

10.

Shareholder proposal to de-classify Board of Directors.

When the Portfolio Managers decide to vote against a proposal, which is generally approved or to vote in favor of a proposal, which is generally opposed, the reason for the exception will be recorded.

PART C

OTHER INFORMATION

Item 23. Financial Statements and Exhibits.

(a) Articles of Incorporation.

(a.1) Copy of Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Registration Statement on October 11, 2002, is hereby incorporated by reference.

(a.2) Amendment No. 1 to Registrant's Declaration of Trust, which was filed and an Exhibit to Registrant’s Post-Effective amendment No. 2 on October 29, 2004 is hereby incorporated by reference.

(a.3) Amendment No. 2 to Registrant's Declaration of Trust, which was filed and an Exhibit to Registrant’s Post-Effective amendment No. 6 on December 21, 2006 is hereby incorporated by reference.

(a.4) Amendment No. 3 to Registrant's Declaration of Trust is included as Exhibit A.4.

(b) By-Laws. Copy of Registrant's Amended By-Laws, which were filed and an Exhibit to Registrant’s Post-Effective amendment No. 2 on October 29, 2004 hereby is incorporated by reference.

(c) Instruments Defining Rights of Security Holder. None.

(d) Investment Advisory Contracts.

(d.1) Copy of Registrant's Management Agreement with Paradigm Capital Management, Inc. for the Paradigm Value Fund, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1 on December 19, 2002, is hereby incorporated by reference.

(d.2) Copy of Registrant's Management Agreements with Paradigm Capital Management, Inc. for the Paradigm Opportunity Fund and the Paradigm Select Fund, which was filed as an Exhibit to Registrant’s Post-Effective amendment No. 3 on February 25, 2005 is hereby incorporated by reference.

(d.3) Copy of Registrant’s Amendments to Management Agreements with Paradigm Capital Management, Inc. for the Paradigm Value Fund, Paradigm Opportunity Fund and the Paradigm Select Fund which were filed as an Exhibit to Registrant’s Post-Effective amendment No. 4 on April 24, 2006 are hereby incorporated by reference.

(d.4) Copy of Registrant's Management Agreement with Paradigm Funds Advisor LLC for the Paradigm Capital Appreciation Fund, which was filed and an Exhibit to Registrant’s Post-Effective amendment No. 6 on December 21, 2006 is hereby incorporated by reference.

(d.5) Copy of Registrant's Management Agreement with Paradigm Funds Advisor LLC for the Paradigm Capital Intrinsic Value Fund and Paradigm Small Cap Growth Fund is included as Exhibit D.5.

(e) Underwriting Contracts. None.

(f) Bonus or Profit Sharing Contracts. None.

(g) Custodial Agreement.

(g.1) Copy of Registrant's Custodial Agreement, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1 on December 19, 2002, is hereby incorporated by reference. (g.2) Copy of Amended Appendix B of Registrant’s Custodial Agreement which was filed as an Exhibit to Registrant’s Post-Effective amendment No. 7 on April 26, 2007 is hereby incorporated by reference.

(h) Other Material Contracts.

Accounting Services Agreement (h.1).  Copy of Registrant's Accounting Services Agreement, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1 on December 19, 2002, is hereby incorporated by reference. (h.2) Copy of Amended Exhibit A of Registrant’s Accounting Services Agreement which was filed as an Exhibit to Registrant’s Post-Effective amendment No. 7 on April 26, 2007 is hereby incorporated by reference.

Administration Servicing Agreement (h.3).  Copy of Registrant's Administration Servicing Agreement, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1 on December 19, 2002, is hereby incorporated by reference. h.4) Copy of Amended Exhibit A of Registrant’s Administration Servicing Agreement which was filed as an Exhibit to Registrant’s Post-Effective amendment No. 7 on April 26, 2007 is hereby incorporated by reference.

(i) Legal Opinion.  Opinion and Consent of Thompson Hine LLP is included as Exhibit I.

(j) Other Opinions.  Consent of Cohen Fund Audit Services, Ltd. is included as Exhibit J.

 (k) Omitted Financial Statements. None.

(l) Initial Capital Agreements.  Copy of Registrant's Subscription Agreement between the Trust and the initial investor, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1 on December 19, 2002, is hereby incorporated by reference.

(m) Rule 12b-1 Plan. None.

(n) Rule 18f-3 Plan. None.

(o) Reserved.

(p) Code of Ethics.  Copy of Registrant's and the Advisor’s Code of Ethics, which was filed and an Exhibit to Registrant’s Post-Effective amendment No. 2 on October 29, 2004 is incorporated by reference.

(q) Powers of Attorney.

(q.1) Powers of Attorney of the Registrant and the Officers and the Trustees of the Registrant, and a Certificate which were filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1 on December 19, 2002, is hereby incorporated by reference.

(q.2) Power of Attorney for Anthony J. Mashuta, a Trustee of the Trust, which was filed and an Exhibit to Registrant’s Post-Effective amendment No. 2 on October 29, 2004 is incorporated by reference.

(q.3) Power of Attorney for Carl A. Florio, a Trustee of the Trust, which was filed as an Exhibit to Registrant’s Post-Effective amendment No. 4 on April 24, 2006 is hereby incorporated by reference.

(q.4) Power of Attorney for William P. Phelan, a Trustee of the Trust, which was filed as an Exhibit to Registrant’s Post-Effective amendment No. 9 on October 16, 2007 is hereby incorporated by reference.

Item 24. Control Persons.  None.

Item 25. Indemnification.

Reference is made to Article VI of the Registrant's Agreement and Declaration of Trust which is included.  The application of these provisions is limited by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue. The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

Item 26. Activities of Investment Adviser.

(a) Paradigm Funds Advisor LLC, Nine Elk Street, Albany, New York 12207 is a registered investment adviser.  It has engaged in no other business during the past two fiscal years.

(b) The following list sets forth other substantial business activities of the directors and officers of Paradigm Funds Advisor LLC during the past two years –

Candace King Weir is the president of Paradigm Capital Management, Inc; president of C.L. King & Associates; an investment manager and principal of PCM Ventures LLC; and an investment manager of PCM Ventures International, LLC and PCM Ventures II, LLC.  Robert A. Benton is an officer of C.L. King & Associates.  John V. Gulick is the Compliance Officer of Paradigm Capital Management, Inc. (April 2005 - current).  Prior to joining Paradigm Capital Management, Inc. he was a Senior Compliance Analyst of GE Asset Management, Inc. (February 2001 - March 2005).  Charles J. DiVencenzo, jr. is a Senior Vice President and Chief Operating Officer of Paradigm Capital Management, Inc. (January 2006 - current).  Prior to joining Paradigm Capital Management, Inc. he was Vice President of The Hartford (Investment Products Division) (April 1998 - January 2006).

Item 27. Principal Underwriter. None.

Item 28. Location of Accounts and Records.

All accounts, books and documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 thereunder are maintained at the office of the Registrant at 9 Elk Street, Albany, New York 12207 and the Transfer Agent at 8869 Brecksville Road, Suite C, Brecksville, Ohio 44141, except that all records relating to the activities of the Fund's Custodian are maintained at the office of the Custodian, US Bank N.A., 425 Walnut Street, Cincinnati, Ohio 45202.

Item 29. Management Services. Not applicable.

Item 30. Undertakings. None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Albany, State of New York, on the 21st day of December, 2007.

PARADIGM FUNDS

By:
     /s/ Robert A. Benton

     Robert A. Benton, Treasurer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature

Title

Date

______________________________

Candace King Weir*

Trustee

President and

Principal Executive Officer

______________________________

Carl A. Florio*

Trustee

______________________________

Lewis Golub*

Trustee

______________________________

Anthony J. Mashuta*

Trustee

______________________________

William P. Phelan *

Trustee

December 21, 2007

/s/ Robert A. Benton

Robert A. Benton

Treasurer and

Chief Financial Officer /

Principal Financial Officer

* By:   /s/ Robert A. Benton

           Robert A. Benton, Attorney-In-Fact

Date: December 21, 2007

EXHIBIT INDEX

1. Amendment No. 3 to Registrant's Declaration of Trust

                    EX-99.23.a.4

2. Management Agreement for the Paradigm Intrinsic Value Fund and
Paradigm Small Cap Growth Fund                                                                                                                                         EX-99.23.d.5.
3. Opinion and Consent of Thompson Hine LLP                                                                                                                EX-99.23.i
4. Consent of Independent Registered Public Accounting Firm (Cohen Fund Audit Services, Ltd.)                        EX-99.23.j